iShares
®
U.S. Utilities ETF
Schedule of Investments
(unaudited)
January 31, 2023
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Commercial Services & Supplies  —  8 .6%
Clean Harbors, Inc.
(a)
...................... 42,506 $ 5,538,532
Republic Services, Inc. ..................... 172,035 21,473,409
Stericycle, Inc.
(a) (b)
........................ 76,467 4,114,689
Waste Management, Inc. .................... 342,462 52,989,145
84,115,775
a
Electric Utilities  —  57 .2%
Alliant Energy Corp. ....................... 209,075 11,296,322
American Electric Power Co., Inc. .............. 429,151 40,323,028
Avangrid, Inc. ........................... 59,214 2,497,054
Constellation Energy Corp. .................. 272,415 23,253,344
Duke Energy Corp. ....................... 642,832 65,858,138
Edison International ....................... 313,647 21,610,278
Entergy Corp. ........................... 169,343 18,336,460
Evergy, Inc. ............................. 185,420 11,616,563
Eversource Energy ....................... 287,487 23,668,805
Exelon Corp. ............................ 828,703 34,962,980
FirstEnergy Corp. ........................ 452,990 18,549,941
Hawaiian Electric Industries, Inc. .............. 90,772 3,836,932
IDACORP, Inc. .......................... 41,975 4,441,375
NextEra Energy, Inc. ...................... 1,658,155 123,748,108
NRG Energy, Inc. ......................... 190,997 6,535,917
OGE Energy Corp. ........................ 166,440 6,544,421
PG&E Corp.
(a)
........................... 1,373,444 21,837,760
Pinnacle West Capital Corp. ................. 94,083 7,013,888
PPL Corp. ............................. 614,771 18,197,222
Southern Co. (The) ....................... 907,846 61,443,017
Xcel Energy, Inc. ......................... 454,977 31,288,768
556,860,321
a
Electrical Equipment  —  0 .5%
Sunrun, Inc.
(a) (b)
.......................... 173,691 4,564,599
a
Gas Utilities  —  2 .5%
Atmos Energy Corp.
(b)
...................... 115,099 13,528,736
National Fuel Gas Co.
(b)
.................... 73,106 4,244,534
UGI Corp. .............................. 174,502 6,950,415
24,723,685
a
Independent Power and Renewable Electricity Producers  —  2 .7%
AES Corp. (The) ......................... 556,473 15,252,925
Brookfield Renewable Corp. , Class A
(b)
.......... 106,588 3,359,654
Vistra Corp. ............................ 327,401 7,549,867
26,162,446
a
Multi-Utilities  —  25 .0%
Ameren Corp. ........................... 214,700 18,650,989
CenterPoint Energy, Inc. .................... 525,599 15,831,042
CMS Energy Corp. ........................ 241,504 15,260,638
Consolidated Edison, Inc. ................... 296,064 28,217,860
Dominion Energy, Inc. ...................... 694,767 44,214,972
DTE Energy Co. ......................... 160,929 18,727,308
NiSource, Inc. ........................... 338,699 9,398,897
Public Service Enterprise Group, Inc. ........... 415,397 25,725,536
Sempra Energy .......................... 262,576 42,098,810
WEC Energy Group, Inc. .................... 263,271 24,744,841
242,870,893
a
Security Shares Value
a
Water Utilities  —  3 .4%
American Water Works Co., Inc. ............... 151,775 $ 23,751,270
Essential Utilities, Inc. ...................... 193,015 9,019,591
32,770,861
a
Total Long-Term Investments — 99.9%
(Cost: $ 957,251,904 ) ................................ 972,068,580
a
Short-Term Securities
Money Market Funds  —  1 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.56%
(c) (d) (e)
...................... 11,608,864 11,615,830
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.18%
(c) (d)
............................ 1,337,953 1,337,953
a
Total Short-Term Securities — 1.3%
(Cost: $ 12,947,398 ) ................................. 12,953,783
Total Investments — 101.2%
(Cost: $ 970,199,302 ) ................................ 985,022,363
Liabilities in Excess of Other Assets — ( 1 .2 ) % ............... (11,519,939)
Net Assets — 100.0% ................................. $ 973,502,424
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
U.S. Utilities ETF
2
Derivative Financial Instruments Outstanding as of Period End
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/23
  Shares Held
at 01/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 460,950  $ 11,150,957
(a)
$ —  $ (2,461) $ 6,384  $ 11,615,830  11,608,864  $ 12,376
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 1,712,000  —  (374,047)
(a)
—  —  1,337,953  1,337,953  31,899  1
$ (2,461) $ 6,384
$ 12,953,783
$ 44,275  $ 1
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Utilities Select Sector Index ......................................................... 19 03/17/23 $ 1,329 $ (27,305)

iShares
®
U.S. Utilities ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2023
3
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 972,068,580  $ —  $ —  $ 972,068,580
Short-Term Securities
Money Market Funds ...................................... 12,953,783  —  —  12,953,783
$ 985,022,363  $ —  $ —  $ 985,022,363
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (27,305) $ —  $ —  $ (27,305)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.